Enforcement of Arbitral Award: (Details Narrative) $ in Millions	Mar. 31, 2024 USD ($)
Enforcement Of Arbitral Award
Total Award	$ 740.3
Settlement Agreement	1,032.0
[custom:VenezuelaAgreedToPayForAward-0]	792.0
Venezuela Agreed To Pay For Mining Data	240.0
Payments Made Pursuant To Settlement Agreement	254.0
Amount Due And Unpaid Including Interest	$ 1,076.0
Amount Of Proceeds Cvr Holders Entitled To	5.466%
Cumulative Amount Paid To Cvr Holders	$ 10.0
Bonus Percentage Thereafter	6.40%
Cumulative Amount Paid To Bonus Plan Participants	$ 4.4